Commitments and Contingencies - Additional Information (Details) € in Thousands, SFr in Thousands, $ in Millions			12 Months Ended
	Nov. 15, 2022 CHF (SFr) Package	Nov. 15, 2022 EUR (€) Package	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 USD ($)	Nov. 15, 2022 EUR (€)	Dec. 31, 2021 CHF (SFr)
Disclosure Of Contingent Liabilities [Line Items]
Commitments for external research projects net			SFr 13,123						SFr 14,408
Series A Shares
Disclosure Of Contingent Liabilities [Line Items]
Redemption option amount equivalent to investors investment accrued dividend and compound interest rate			0.00%	0.00%	0.00%
Redemption option amount equivalent to investors investment accrued dividend and compound interest amount			SFr 135,000
Series B Shares
Disclosure Of Contingent Liabilities [Line Items]
Redemption option amount equivalent to investors investment accrued dividend and compound interest rate			6.00%	6.00%	6.00%
Redemption option amount equivalent to investors investment accrued dividend and compound interest amount			SFr 135,000
Series C Shares
Disclosure Of Contingent Liabilities [Line Items]
Redemption option amount equivalent to investors investment accrued dividend and compound interest rate			8.00%	8.00%	8.00%
Redemption option amount equivalent to investors investment accrued dividend and compound interest amount			SFr 135,000
Commitments Related To Novartis License Agreement
Disclosure Of Contingent Liabilities [Line Items]
Non-refundable upfront fee paid						SFr 4,699
Additional upfront fee payable upon reaching milestone						89,700	$ 97.0
Commitments Related To Novartis License Agreement | 2024
Disclosure Of Contingent Liabilities [Line Items]
First milestone payment						SFr 4,600	$ 5.0
Commitments Related to Accure License Agreement
Disclosure Of Contingent Liabilities [Line Items]
Non-refundable upfront fee paid			3,000
Additional upfront fee payable upon reaching milestone			103,600	$ 112.1
Reimbursed costs			483
Commitments Related to Rennes University Collaboration Research Agreement
Disclosure Of Contingent Liabilities [Line Items]
Payment of first contractual non refundable cost contribution			27		€ 27
Additional payment on milestones reached			SFr 6,900		€ 7,000
Commitments Related to Sandoz GMP Manufacturing Agreement
Disclosure Of Contingent Liabilities [Line Items]
Number of work packages | Package	3	3
Project management fee	SFr 1,871	€ 1,890
Aggregate amount of payments committed	SFr 7,219							€ 7,293
Commitments Related to Sandoz GMP Manufacturing Agreement | Process Optimization [Member]
Disclosure Of Contingent Liabilities [Line Items]
Percentage of project management fee	35.00%	35.00%
Commitments Related to Sandoz GMP Manufacturing Agreement | Analytical Method Validation [Member]
Disclosure Of Contingent Liabilities [Line Items]
Percentage of project management fee	35.00%	35.00%